Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE

	Unit: in U.S. Dollars Per Share
	For the Year Ended December 31
	2022	2021	2020
Basic and diluted loss per share	$(0.45)	$(0.35)	$(0.25)
a.Net loss

	For the Year Ended December 31
	2022	2021	2020
Net loss	$(98,908)	$(67,362)	$(49,280)
b.Number of shares

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2022	2021	2020
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	222,000	193,334	193,334
Weighted average number of ordinary shares used in calculating basic loss per share included ordinary share and potentially preferred shares converted to ordinary shares mandatorily. The share-based payments mentioned in Note 21 and Earnout Shares, Sponsor Earn-in Shares, warrants and redeemable preferred shares mentioned in Note 12 belongs to potential ordinary shares, which were anti-dilutive for the years ended December 31, 2022, 2021 and 2020 and hence excluded from calculating diluted loss per share.
Prior period results had been retrospectively adjusted to reflect the 1:0.8752888353 share subdivision effected on the closing date. Refer to Note 16 for information in relation to share subdivision.